Note 8 - Leases	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Lessee, Leases [Text Block]
8.	Leases

The Company enters into premise leases and equipment leases as a lessee.

(a)	Premise leases

The Company leases office space where the remaining lease term ranges from less than one year to fifteen years. Leases generally include an initial contract term, but some leases include an option to renew the lease for an additional period at the end of this initial term. These renewal periods range in length up to a period equivalent to the initial term of the lease. All the Company’s premise leases are classified as operating leases.

(b)	Equipment leases

The Company leases certain equipment in its operations, including furniture and equipment, computer equipment and vehicles. Equipment leases may consist of operating leases or finance leases based upon the assessment of the facts at the commencement date of the lease. The remaining lease terms for equipment leases range from one year to three years. Certain leases may have the option to extend the leases for a short period or to purchase the asset at the end of the lease term.

The components of lease expense were as follows:

	Year ended December 31,
	2021	2020

Operating lease cost	$90,129	$82,643
Finance lease cost
Amortization of right-of-use assets	975	898
Interest on lease liabilities	16	17
Variable lease cost	24,008	25,297
Short term lease cost	4,024	3,662

Total lease expense	$119,152	$112,517

Sublease revenues	(6,214)	(2,844)
Total lease cost, net of sublease revenues	$112,938	$109,673

Supplemental information related to leases was as follows:

	Year ended December 31,
	2021	2020

Right-of-use assets obtained in exchange for new operating lease obligations	$111,578	$91,575
Right-of-use assets obtained in exchange for new finance lease obligations	400	2,160

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(94,256)	$(83,351)
Operating cash flows from finance leases	(16)	(17)
Financing cash flows from finance leases	1,936	(884)

Supplemental balance sheet information related to leases was as follows:

	As at December 31,
	2021	2020

Operating leases
Operating lease right-of-use assets	$316,517	$288,134
Operating lease liabilities - current	$(80,928)	$(78,923)
Operating lease liabilities - non-current	(296,633)	(251,680)
Total operating lease liabilities	$(377,561)	$(330,603)

Finance leases
Fixed assets, cost	$3,312	$4,662
Accumulated depreciation	(2,564)	(2,327)
Fixed assets, net	$748	$2,335

Long-term debt - current	$(562)	$(1,113)
Long-term debt - non-current	(248)	(1,316)
Total finance lease liabilities	$(810)	$(2,429)

Maturities of lease liabilities were as follows:

	One	Two	Three	Four	Five
	year	years	years	years	years	Thereafter	Total

Operating leases	$91,217	$76,315	$60,221	$46,449	$32,920	$112,720	$419,842

Present value of operating lease liabilities							377,561
Difference between undiscounted cash flows and discounted cash flows							$42,281

Finance leases	$589	$184	$45	$-	$-	$-	$818

Present value of finance lease liabilities							810
Difference between undiscounted cash flows and discounted cash flows							$8

As at December 31,
2021

Weighted average remaining lease term
Operating leases (years)	6.9
Finance leases (years)	1.6

Weighted average discount rate
Operating leases	3.0%
Finance leases	1.6%

As of December 31, 2021, the Company has additional operating leases, primarily for premises, that have not yet commenced of $60,460. These operating leases will commence within the next year and have lease terms ranging from five to fifteen years.